Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
a) Transactions with entities over which we have significant influence
We provide three rigs on a bareboat basis to Perfomex to service its contract with Opex and two rigs on a bareboat basis to Perfomex II to service its contract with Akal. Perfomex and Perfomex II provide the jack-up rigs under traditional dayrate and technical services agreements to Opex and Akal, respectively. This structure enables Opex and Akal to provide bundled integrated well services to Pemex. The potential revenue earned is fixed under each of the Pemex contracts, while Opex and Akal manage the drilling services related costs on a per well basis. The revenue from these contracts is recognized as "Related party revenue" in the Unaudited Consolidated Statements of Operations.
On August 4, 2021, the Company executed a Stock Purchase Agreement between BMV and Operadora for the sale of the Company's 49% interest in each of the Opex and Akal joint ventures, as well as the acquisition of a 2% incremental interest in each of Perfomex and Perfomex II joint ventures. The sale was completed on the same date. Until their sale, as a 49% shareholder we were required to fund any capital shortfall in Opex or Akal should the Board of Opex or Akal make cash calls to the shareholders under the provisions of the Shareholders Agreement (see Note 6 - Equity Method Investments).
For the three and six months ended June 30, 2022 and 2021, the management services revenues and bareboat revenues from our related parties consisted of the following:

	Three months ended June 30, 2022	Three months ended June 30, 2021	Six months ended June 30, 2022	Six months ended June 30, 2021
(In $ millions)
Management Services Revenue - Perfomex	—	1.9	—	4.1
Management Services Revenue - Perfomex II	—	1.2	—	2.3
Bareboat Revenue - Perfomex	9.5	2.2	20.2	(1.6)
Bareboat Revenue - Perfomex II	8.1	0.1	16.1	1.6
Total	17.6	5.4	36.3	6.4
For the three and six months ended June 30, 2022 and 2021 funding provided to and (received from) our joint ventures consisted of the following:

	Three months ended June 30, 2022	Three months ended June 30, 2021	Six months ended June 30, 2022	Six months ended June 30, 2021
(In $ millions)
Perfomex	—	0.8	—	(2.5)
Perfomex II	—	0.8	—	1.0
Total	—	1.6	—	(1.5)
Receivables: The balances with the joint ventures as of June 30, 2022 and December 31, 2021 consisted of the following:

	June 30, 2022	December 31, 2021
(In $ millions)
Perfomex	40.7	40.8
Perfomex II	26.4	7.8
Total	67.1	48.6
b) Transactions with Other Related Parties
Expenses: The transactions with other related parties for the three months ended June 30, 2022 and 2021 consisted of the following:

	Three months ended June 30, 2022	Three months ended June 30, 2021	Six months ended June 30, 2022	Six months ended June 30, 2021
(In $ millions)
Magni Partners Limited (1)	(0.1)	—	(0.5)	(0.4)

(1) Magni Partners Limited ("Magni") is party to a Corporate Services Agreement with the Company pursuant to which it provides strategic advice and assists in sourcing investment opportunities, financing and other such services as the Company wishes to engage, at the Company's option. There is both a fixed and variable element of the agreement, with the fixed cost element representing Magni's fixed costs and any variable element being at the Company's discretion. Mr. Tor Olav Trøim, the Chairman of our Board, is the sole owner of Magni.